Changes in Accumulated Other Comprehensive Income (loss) by Component (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation
Beginning Balance	$ (5.4)
Other comprehensive income (loss) before reclassifications	(3.8)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(3.8)
Ending Balance	(9.2)	(5.4)
Benefit Plan Liabilities
Beginning Balance	(251.6)
Other comprehensive income (loss) before reclassifications
Amounts reclassified from accumulated other comprehensive income	1.1
Net current-period other comprehensive income (loss)	1.1	49.4	65.2	18.3
Ending Balance	(250.5)	(251.6)
Unrealized Gain on Available-For-Sale Investments
Beginning Balance	3.3
Other comprehensive income (loss) before reclassifications	3.8
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	3.8
Ending Balance	$ 7.1	$ 3.3